Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Kemper Corporation 401(k) Retirement Plan
Form 5500, Schedule H, Part IV, Line 4i
Schedule of Assets (Held at End of Year)
As of December 31, 2025
(Dollars in Thousands)
EIN #: 95-4255452
PLAN #: 003

Party-in- interest	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value
	Vanguard Target Retirement 2035 Trust I Fund	Collective Trust	$138,489
	Vanguard Target Retirement 2030 Trust I Fund	Collective Trust	118,643
	Vanguard Target Retirement 2040 Trust I Fund	Collective Trust	116,789
	Vanguard Target Retirement 2045 Trust I Fund	Collective Trust	101,802
	Vanguard Target Retirement 2050 Trust I Fund	Collective Trust	72,749
	Spartan 500 IDX PL CL C CIT	Collective Trust	71,149
	Vanguard Target Retirement 2025 Trust I Fund	Collective Trust	68,181
	JPMorgan Large Cap Growth Fund	Collective Trust	52,864
	Goldman Sachs Stable Value Collective Trust Class 1	Collective Trust	36,097
	Vanguard Target Retirement 2055 Trust I Fund	Collective Trust	35,320
	Vanguard Target Retirement 2020 Trust I Fund	Collective Trust	33,573
	Vanguard Target Retirement Income Trust I	Collective Trust	22,091
	Vanguard Target Retirement 2060 Trust I Fund	Collective Trust	16,693
	Westfield Small/Mid Cap Growth Equity CIT Class D	Collective Trust	13,481
	Spartan Ext Mkt Inx Pool CI C	Collective Trust	11,539
	Fidelity US Bond Index Fund	Mutual Fund Shares	9,038
	Spartan Global ExUS IDX Pool C	Collective Trust	8,958
	Integrity Small/Mid Cap Collective Fund Class C	Collective Trust	8,387
	American Funds EuroPacific Growth R6 Fund	Mutual Fund Shares	7,536
	Prudential Core Plus Bond 12 Fund	Collective Trust	7,513
	SEI Trust Company - Principal/MFS Value CIT N Fund	Collective Trust	6,791
	Vanguard Target Retirement 2065 Trust I Fund	Collective Trust	5,436
*	Kemper Corporation ESOP Fund	Common Stock	4,624
	Vanguard Target Retirement 2070 Trust I Fund	Collective Trust	1,015
	Total Investments Reported in the Financial Statements		968,758
*	Notes Receivable from Participants	Participant Loans (Maturing 2026 - 2032 at Interest Rates of 4.25% - 9.50%)	15,953
	Total Investments Reported in the 5500		$984,711

*	This party is known to be a party-in-interest to the Plan.

Cost information is not required for participant-directed investments and therefore is not included.